Related Party Transactions - Successful Acquisition of 50% Interest in Exmar - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended
	Mar. 31, 2013	Feb. 28, 2013	Dec. 31, 2015	Jun. 30, 2015	Nov. 01, 2012
Related Party Transaction [Line Items]
Equity method investment ownership percentage			100.00%
Exmar LPG Joint Venture [Member]
Related Party Transaction [Line Items]
Equity method investment ownership percentage		50.00%	50.00%	50.00%	50.00%
Teekay Corporation [Member] | Exmar LPG Joint Venture [Member]
Related Party Transaction [Line Items]
One-time fee to Teekay Corporation for its support in Partnership's successful acquisition	$ 2.7	$ 2.7
Equity method investment ownership percentage	50.00%